Schedule of intangible assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 16,259	$ 15,117
Accumulated Amortization	(4,661)	(1,825)
Impairment Loss	(2,141)
Net Carrying Amount	9,457	13,292
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	389	380
Accumulated Amortization	(321)	(287)
Impairment Loss
Net Carrying Amount	68	93
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3	3
Accumulated Amortization	(2)	(2)
Impairment Loss
Net Carrying Amount	1	1
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,611	13,478
Accumulated Amortization	(4,081)	(1,390)
Impairment Loss	(2,141)
Net Carrying Amount	8,389	12,088
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,256	1,256
Accumulated Amortization	(257)	(146)
Impairment Loss
Net Carrying Amount	$ 999	$ 1,110